UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Special Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 6/30/2006

Item 1 — Schedule of Investments
Portfolio of Investments
Legg Mason Special Investment Trust, Inc.
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares	Value

Common Stocks and Equity Interests — 99.4%
Consumer Discretionary — 27.3%
Diversified Consumer Services — 2.1%
Apollo Group, Inc.	1,400	$72,338	A
DeVry, Inc.	349	7,661	A

		79,999

Hotels, Restaurants and Leisure — 1.4%
International Speedway Corporation	1,100	51,007

Household Durables — 4.3%
Meritage Homes Corporation	1,800	85,050	A,B
The Ryland Group, Inc.	1,700	74,069

		159,119

Internet and Catalog Retail — 11.2%
Amazon.com, Inc.	5,400	208,872	A
Expedia, Inc.	7,522	112,597	A
IAC/InterActiveCorp	3,750	99,338	A

		420,807

Media — 1.4%
XM Satellite Radio Holdings Inc.	3,700	54,205	A

Multiline Retail — 2.2%
Sears Holdings Corporation	535	82,850	A

Specialty Retail — 4.7%
AutoZone, Inc.	1,800	158,760	A
Urban Outfitters, Inc.	900	15,741	A

		174,501

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares	Value

Financials — 17.6%
Capital Markets — 9.6%
Investors Financial Services Corp.	3,300	$148,170	B
The Bear Stearns Companies, Inc.	1,500	210,120

		358,290

Insurance — 8.0%
Ambac Financial Group, Inc.	1,700	137,870
Montpelier Re Holdings Ltd.	5,016	86,723	B
XL Capital Ltd.	1,200	73,560

		298,153

Health Care — 22.0%
Biotechnology — 3.7%
Amylin Pharmaceuticals, Inc.	1,100	54,307	A,B
Cell Genesys, Inc.	3,500	17,570	A,B
CV Therapeutics, Inc.	2,000	27,940	A
ImClone Systems Incorporated	1,000	38,640	A

		138,457

Health Care Equipment and Supplies — 5.7%
Advanced Medical Optics, Inc.	2,500	126,750	A
Boston Scientific Corporation	5,100	85,884	A

		212,634

Health Care Providers and Services — 2.5%
WellPoint Inc.	1,300	94,601	A

Life Sciences Tools & Services — 1.7%
Affymetrix, Inc.	2,500	64,000	A

Pharmaceuticals — 8.4%
Medicis Pharmaceutical Corporation	5,100	122,400	B
Sepracor Inc.	1,800	102,852	A
Shire Pharmaceuticals Group PLC	2,000	88,460

		313,712

	Shares	Value

Industrials — 2.7%
Commercial Services and Supplies — 2.1%
Republic Services, Inc.	1,900	$76,646

Trading Companies and Distributors — 0.6%
UAP Holding Corp.	1,050	22,901

Information Technology — 13.2%
Communications Equipment — 1.2%
Juniper Networks, Inc.	2,900	46,371	A

Internet Software and Services — 3.2%
CNET Networks, Inc.	15,000	119,700	A,B

IT Services — 4.0%
Accenture Ltd.	2,737	77,520
DST Systems, Inc.	1,200	71,400	A

		148,920

Software — 4.8%
Activision, Inc.	6,500	73,970	A
Amdocs Limited	1,600	58,560	A
Take-Two Interactive Software, Inc.	4,500	47,970	A,B

		180,500

Materials — 4.9%
Chemicals — 0.2%
Agrium Inc.	400	9,288

Metals and Mining — 4.7%
United States Steel Corporation	2,500	175,300

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — 11.7%
Diversified Telecommunication Services — 3.9%
Level 3 Communications, Inc.	33,000	$146,520	A

Wireless Telecommunication Services — 7.8%
NII Holdings Inc.	2,100	118,398	A
Sprint Nextel Corporation	8,606	172,039

		290,437

Total Common Stocks and Equity Interests (Identified Cost — $3,038,588)		3,718,918

Repurchase Agreements — 0.6%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $12,142 on 7/3/06 (Collateral: $12,320 Fannie Mae notes, 5.25%, due 10/30/07, value $12,401)	$12,136	12,136
Goldman Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $12,142 on 7/3/06 (Collateral: $13,225 Fannie Mae mortgage-backed securities, 5%, due 6/1/36, value $12,410)	12,137	12,137

Total Repurchase Agreements (Identified Cost — $24,273)		24,273

Total Investments — 100.0% (Identified Cost — $3,062,861)		3,743,191
Other Assets Less Liabilities — N.M.		(406)

Net Assets — 100.0%		$3,742,785

Net Asset Value Per Share:
Primary Class		$39.56

Financial Intermediary Class		$47.09

Institutional Class		$47.40

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2006, the total market value of Affiliated Companies was $627,583 and the identified cost was $689,957.

N.M. — Not meaningful.

	Affiliate
	Value at	Purchased		Sold		Dividend	Shares at	Value at		Realized
	3/31/06	Cost	Shares	Cost	Shares	Income	6/30/06	6/30/06		Gain/(Loss)

Cell Genesys, Inc.	$27,930	$—	—	$—	—	$—	3,500	$17,570		$—
CNET Networks, Inc.	184,730	21,611	2,000	—	—	—	15,000	119,700		—
DeVry, Inc.	86,526	—	—	75,305	3,451	—	349	—	B	7,606
Investors Financial Services Corp.	154,671	—	—	—	—	74	3,300	148,170		—
Medicis Pharmaceutical Corporation	114,100	44,350	1,600	—	—	153	5,100	122,400		—
Meritage Homes Corporation A	—	33,999	600	—	—	—	1,800	85,050
Montpelier Re Holdings Ltd. A	—	15,513	1,016	—	—	376	5,016	86,723
Take-Two Interactive Software, Inc.	74,640	7,636	500	—	—	—	4,500	47,970		—

	$642,597	$123,109		$75,305		$603		$627,583		$7,606

A	This security did not have affiliated status at March 31, 2006 because the Fund owned less than 5% of the company’s voting shares. Shares purchased during the three months ended June 30, 2006 have resulted in its recognition as an affiliated company.

B	As a result of the Fund reducing its investment in this security, the company is no longer an affiliated company at June 30, 2006.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair values as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the difference could be material.

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Special Investment Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:August 23, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date:August 23, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date:August 21, 2006